Other assets, income, expenses and non-controlling interest - Non-controlling interests (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of associates [line items]
Assets	$ 377,348	$ 324,943	$ 321,246
Liabilities - current	(47,241)	(35,166)	$ (39,677)
Non-controlling interests
Disclosure of associates [line items]
Assets	3,518	0
Liabilities - current	(640)	0
Liabilities - long-term	$ (2,878)	$ 0